Segmental information - Geographical analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Geographical areas [Table]
Sales	£ 10,436	£ 10,831
Great Britain
Geographical areas [Table]
Sales	1,044	989
UNITED STATES
Geographical areas [Table]
Sales	2,817	2,644
India
Geographical areas [Table]
Sales	1,650	1,698
Rest Of World
Geographical areas [Table]
Sales	£ 4,925	£ 5,500